                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 03/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
COMMON STOCKS--98.1%
CONSUMER DISCRETIONARY--15.2%
AUTO COMPONENTS--0.2%
Cooper Tire & Rubber Co.                                  205,320   $    3,905,186
Spartan Motors, Inc.                                      106,540          596,624
Standard Motor Products, Inc.                             138,360        1,372,531
Superior Industries International, Inc.                    84,828        1,364,034
                                                                    --------------
                                                                         7,238,375
DISTRIBUTORS--0.0%
Core-Mark Holding Co., Inc.(1)                             13,624          417,031
DIVERSIFIED CONSUMER SERVICES--1.7%
Capella Education Co.(1)                                  304,980       28,314,343
Career Education Corp.(1)                                 114,240        3,614,554
Corinthian Colleges, Inc.(1)                              260,710        4,585,889
Education Management Corp.(1)                             688,167       15,070,857
Hillenbrand, Inc.                                          39,000          857,610
Jackson Hewitt Tax Service, Inc.(1)                       388,520          777,040
Lincoln Educational Services Corp.(1)                      98,480        2,491,544
Pre-Paid Legal Services, Inc.                              75,128        2,843,595
Steiner Leisure Ltd.(1)                                   111,637        4,947,752
                                                                    --------------
                                                                        63,503,184
HOTELS, RESTAURANTS & LEISURE--3.5%
AFC Enterprises, Inc.(1)                                  145,200        1,557,996
Ambassadors Group, Inc.                                   139,512        1,541,608
Ameristar Casinos, Inc.                                 1,544,681       28,144,088
Bally Technologies, Inc.(1)                               894,410       36,259,381
Bob Evans Farms, Inc.                                      31,500          973,665
Brinker International, Inc.                               143,650        2,769,572
Carrols Restaurant Group, Inc.(1)                         133,810          909,908
CEC Entertainment, Inc.(1)                                219,250        8,351,233
Cheesecake Factory, Inc. (The)(1)                         104,490        2,827,499
Chipotle Mexican Grill, Inc., Cl. A(1)                     79,640        8,973,039
International Speedway Corp., Cl. A                        37,030          954,263
Jack in the Box, Inc.(1)                                1,090,473       25,680,639
P.F. Chang's China Bistro, Inc.(1)                        112,780        4,976,981
Papa John's International, Inc.(1)                        259,831        6,680,255
Speedway Motorsports, Inc.                                154,254        2,407,905
                                                                    --------------
                                                                       133,008,032
HOUSEHOLD DURABLES--0.7%
American Greetings Corp., Cl. A                           133,310        2,778,180
Blyth, Inc.                                               123,934        3,872,938
CSS Industries, Inc.                                       48,990          984,699
Helen of Troy Ltd.(1)                                      85,020        2,215,621
Kid Brands, Inc.(1)                                       172,490        1,492,039
La-Z-Boy, Inc.(1)                                         220,180        2,761,057
National Presto Industries, Inc.                           62,755        7,462,197


                   1 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
HOUSEHOLD DURABLES CONTINUED
Tempur-Pedic International, Inc.(1)                       125,088   $    3,772,654
                                                                    --------------
                                                                        25,339,385
INTERNET & CATALOG RETAIL--0.1%
HSN, Inc.(1)                                              115,537        3,401,409
NutriSystem, Inc.                                         109,697        1,953,704
                                                                    --------------
                                                                         5,355,113
LEISURE EQUIPMENT & PRODUCTS--0.8%
Polaris Industries, Inc.                                   84,265        4,310,997
Pool Corp.                                                837,970       18,971,641
Smith & Wesson Holding Corp.(1)                           173,620          656,284
Sport Supply Group, Inc.                                  100,380        1,349,107
Sturm, Ruger & Co., Inc.                                  553,950        6,641,861
                                                                    --------------
                                                                        31,929,890
MEDIA--0.9%
Entercom Communications Corp.(1)                          115,850        1,377,457
Gannett Co., Inc.                                         120,250        1,986,530
Harte-Hanks, Inc.                                         262,592        3,376,933
Imax Corp.(1)                                             594,900       10,702,251
Journal Communications, Inc.(1)                           226,280          950,376
Lee Enterprises, Inc.(1)                                  589,480        1,998,337
Mediacom Communications Corp.(1)                          171,504        1,020,449
National CineMedia, Inc.                                   94,610        1,632,969
Scholastic Corp.                                          176,400        4,939,200
Sinclair Broadcast Group, Inc., Cl. A(1)                  621,597        3,157,713
Value Line, Inc.                                           30,854          712,419
Wiley (John) & Sons, Inc., Cl. A                          105,440        4,563,443
                                                                    --------------
                                                                        36,418,077
MULTILINE RETAIL--0.6%
Big Lots, Inc.(1)                                         209,141        7,616,915
Saks, Inc.(1)                                           1,577,300       13,564,780
Tuesday Morning Corp.(1)                                  270,726        1,784,084
                                                                    --------------
                                                                        22,965,779
SPECIALTY RETAIL--4.4%
Aeropostale, Inc.(1)                                      282,910        8,156,295
Big 5 Sporting Goods Corp.                                 46,075          701,262
Books-A-Million, Inc.                                      99,780          722,407
Buckle, Inc. (The)                                         26,000          955,760
Cabela's, Inc.(1)                                         404,881        7,081,369
Cato Corp., Cl. A                                         368,594        7,902,655
Children's Place Retail Stores, Inc.(1)                   595,990       26,551,355
Dress Barn, Inc. (The)(1)                                 280,440        7,336,310
DSW, Inc., Cl. A(1)                                        72,400        1,848,372
Finish Line, Inc. (The), Cl. A                            386,840        6,313,229
Group 1 Automotive, Inc.(1)                               107,010        3,409,339
Gymboree Corp.(1)                                         159,800        8,250,474


                   2 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
SPECIALTY RETAIL CONTINUED
Jo-Ann Stores, Inc.(1)                                    158,730   $    6,663,485
Jos. A. Banks Clothiers, Inc.(1)                           71,406        3,902,338
Kirkland's, Inc.(1)                                       524,142       11,006,982
Men's Wearhouse, Inc. (The)                               141,175        3,379,730
RadioShack Corp.                                          334,792        7,576,343
Rent-A-Center, Inc.(1)                                    375,790        8,887,434
Signet Jewelers Ltd.(1)                                   112,384        3,634,499
Stage Stores, Inc.                                        523,668        8,059,251
Tractor Supply Co.                                        584,120       33,908,166
                                                                    --------------
                                                                       166,247,055
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Carter's, Inc.(1)                                         245,211        7,393,112
Deckers Outdoor Corp.(1)                                   40,130        5,537,940
Fossil, Inc.(1)                                           618,993       23,360,796
Perry Ellis International, Inc.(1)                        147,884        3,349,573
Phillips/Van Heusen Corp.                                 546,817       31,365,423
Steven Madden Ltd.(1)                                      67,243        3,281,458
Timberland Co., Cl. A(1)                                  382,024        8,152,392
UniFirst Corp.                                             79,026        4,069,839
                                                                    --------------
                                                                        86,510,533
CONSUMER STAPLES--2.6%
BEVERAGES--0.1%
Cott Corp.(1)                                             445,020        3,448,905
FOOD & STAPLES RETAILING--0.1%
Nash Finch Co.                                             46,950        1,579,868
FOOD PRODUCTS--1.7%
American Italian Pasta Co.(1)                             119,010        4,625,919
Cal-Maine Foods, Inc.                                      92,876        3,147,568
Darling International, Inc.(1)                            578,302        5,181,586
Del Monte Foods Co.                                       136,900        1,998,740
Flowers Foods, Inc.                                       821,181       20,316,018
Fresh Del Monte Produce, Inc.(1)                           86,222        1,745,996
J&J Snack Foods Corp.                                      30,720        1,335,398
Lancaster Colony Corp.                                     72,575        4,279,022
Overhill Farms, Inc.(1)                                   160,530          935,890
Sanderson Farms, Inc.                                      40,200        2,155,122
TreeHouse Foods, Inc.(1)                                  461,530       20,247,321
                                                                    --------------
                                                                        65,968,580
HOUSEHOLD PRODUCTS--0.1%
Central Garden & Pet Co., Cl. A(1)                        515,596        4,722,859
PERSONAL PRODUCTS--0.4%
China Sky One Medical, Inc.(1)                             63,400          996,014
Herbalife Ltd.                                            218,678       10,085,429
Prestige Brands Holdings, Inc.(1)                         509,153        4,582,377
                                                                    --------------
                                                                        15,663,820


                   3 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
TOBACCO--0.2%
Alliance One International, Inc.(1)                       402,380   $    2,048,114
Universal Corp.                                           117,039        6,166,785
                                                                    --------------
                                                                         8,214,899
ENERGY--4.7%
ENERGY EQUIPMENT & SERVICES--1.7%
Acergy SA, Sponsored ADR                                  561,160       10,302,898
Bolt Technology Corp.(1)                                   91,349        1,033,157
Cal Dive International, Inc.(1)                           507,672        3,721,236
Compagnie Generale de Geophysique-Veritas,
   Sponsored ADR(1)                                       184,700        5,230,704
Complete Production Services, Inc.(1)                     285,430        3,296,717
Dawson Geophysical Co.(1)                                  88,519        2,588,296
Gulfmark Offshore, Inc., Cl. A(1)                         139,080        3,692,574
Matrix Service Co.(1)                                     217,881        2,344,400
Oil States International, Inc.(1)                         220,303        9,988,538
Rowan Cos., Inc.(1)                                       120,150        3,497,567
Seacor Holdings, Inc.(1)                                   49,040        3,955,566
T-3 Energy Services, Inc.(1)                              141,866        3,484,229
Tetra Technologies, Inc.(1)                               163,400        1,996,748
TGC Industries, Inc.(1)                                   213,105          860,944
Tidewater, Inc.                                           124,695        5,894,333
Willbros Group, Inc.(1)                                   258,061        3,099,313
                                                                    --------------
                                                                        64,987,220
OIL, GAS & CONSUMABLE FUELS--3.0%
Bill Barrett Corp.(1)                                      66,600        2,045,286
China Integrated Energy, Inc.(1)                          134,110        1,405,473
China North East Petroleum Holdings Ltd.(1)               327,800        2,897,752
Cloud Peak Energy, Inc.(1)                                 55,050          916,032
CVR Energy, Inc.(1)                                       478,125        4,183,594
Dominion Resources Black Warrior Trust                     68,060          937,186
Gulfport Energy Corp.(1)                                  245,050        2,754,362
Holly Corp.                                             1,391,117       38,826,075
Inergy LP                                                 431,128       16,296,638
MarkWest Energy Partners LP                               910,750       27,914,488
Pengrowth Energy Trust                                    169,090        1,971,589
PrimeEnergy Corp.(1)                                       25,622          690,000
Provident Energy Trust                                    175,090        1,349,944
Ship Finance International Ltd.                            73,710        1,309,090
Stone Energy Corp.(1)                                      63,850        1,133,338
Teekay Tankers Ltd., Cl. A                                313,030        3,934,787
World Fuel Services Corp.                                 200,564        5,343,025
                                                                    --------------
                                                                       113,908,659
FINANCIALS--18.4%
CAPITAL MARKETS--2.4%
American Capital Ltd.                                     534,350        2,714,498


                   4 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
CAPITAL MARKETS CONTINUED
BGC Partners, Inc., Cl. A                                 380,281   $    2,323,517
Fifth Street Finance Corp.                                340,930        3,958,197
Investment Technology Group, Inc.(1)                       88,480        1,476,731
Knight Capital Group, Inc., Cl. A(1)                    1,550,330       23,642,533
MF Global Holdings Ltd.(1)                              2,362,923       19,068,789
optionsXpress Holdings, Inc.(1)                           894,360       14,569,124
Rodman & Renshaw Capital Group, Inc.(1)                   516,020        2,038,279
Stifel Financial Corp.(1)                                 349,700       18,796,375
Triangle Capital Corp.                                     81,420        1,143,137
W.P. Carey & Co. LLC                                      102,409        3,008,776
                                                                    --------------
                                                                        92,739,956
COMMERCIAL BANKS--2.9%
Alliance Financial Corp.                                   39,080        1,152,078
Banco Latinoamericano de Exportaciones SA, Cl. E          307,000        4,408,520
Banco Macro SA, ADR                                       148,920        4,451,219
Bancolombia SA, Sponsored ADR                             108,090        4,935,389
BBVA Banco Frances SA, ADR                                151,127        1,112,295
CapitalSource, Inc.                                     1,273,830        7,120,710
Century Bancorp, Inc., Cl. A                               44,090          846,528
First Midwest Bancorp, Inc.                               824,260       11,168,723
First of Long Island Corp. (The)                           22,385          539,479
FirstMerit Corp.                                          520,090       11,218,341
Hancock Holding Co.                                       458,220       19,158,178
IBERIABANK Corp.                                          378,781       22,730,648
International Bancshares Corp.                            230,002        5,287,746
National Bankshares, Inc.                                  33,978          925,901
Northrim BanCorp, Inc.                                     62,350        1,064,938
Oriental Financial Group, Inc.                            171,872        2,320,272
Santander BanCorp(1)                                      122,374        1,501,529
Westamerica Bancorporation                                191,490       11,039,399
                                                                    --------------
                                                                       110,981,893
CONSUMER FINANCE--1.1%
Advance America Cash Advance Centers, Inc.                736,465        4,286,226
Cash America International, Inc.                          240,435        9,492,374
EZCORP, Inc., Cl. A(1)                                    421,051        8,673,651
First Cash Financial Services, Inc.(1)                    332,882        7,180,265
Nelnet, Inc., Cl. A                                       325,282        6,037,234
Student Loan Corp. (The)                                   40,492        1,438,681
World Acceptance Corp.(1)                                 151,094        5,451,472
                                                                    --------------
                                                                        42,559,903
DIVERSIFIED FINANCIAL SERVICES--1.5%
Encore Capital Group, Inc.(1)                             126,500        2,080,925
Gladstone Capital Corp.                                   301,491        3,557,594
Life Partners Holdings, Inc.                              202,552        4,490,578
MSCI, Inc., Cl. A(1)                                      963,850       34,794,985
PHH Corp.(1)                                              125,100        2,948,607


                   5 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
Portfolio Recovery Associates, Inc.(1)                    123,169   $    6,758,283
                                                                    --------------
                                                                        54,630,972
INSURANCE--4.8%
Allied World Assurance Holdings Ltd.                      118,403        5,310,375
American Equity Investment Life Holding Co.               257,000        2,737,050
American Physicians Capital, Inc.                         132,517        4,233,918
American Physicians Service Group, Inc.                    36,130          903,250
American Safety Insurance Holdings Ltd.(1)                 65,850        1,092,452
Amerisafe, Inc.(1)                                        322,214        5,274,643
AmTrust Financial Services, Inc.                          392,364        5,473,478
Argo Group International Holdings Ltd.                    148,354        4,834,857
Aspen Insurance Holdings Ltd.                             274,305        7,910,956
CNA Surety Corp.(1)                                       224,822        3,999,583
Conseco, Inc.(1)                                        1,074,650        6,684,323
EMC Insurance Group, Inc.                                  45,490        1,024,435
Employers Holdings, Inc.                                  237,040        3,520,044
Endurance Specialty Holdings Ltd.                         198,252        7,365,062
Enstar Group Ltd.(1)                                       56,835        3,930,709
FBL Financial Group, Inc., Cl. A                          155,430        3,804,926
First Mercury Financial Corp.                             212,954        2,774,791
Flagstone Reinsurance Holdings Ltd.                       347,640        3,983,954
FPIC Insurance Group, Inc.(1)                             122,489        3,320,677
Greenlight Capital Re Ltd., Cl. A(1)                      178,200        4,754,376
Hanover Insurance Group, Inc.                             616,902       26,903,096
Harleysville Group, Inc.                                   83,594        2,822,133
Horace Mann Educators Corp.                                21,917          330,070
Infinity Property & Casualty Corp.                        137,149        6,232,051
Max Capital Group Ltd.                                     84,450        1,941,506
Mercer Insurance Group, Inc.                               55,100          991,800
Mercury General Corp.                                      66,800        2,920,496
Montpelier Re Holdings Ltd.                               342,030        5,749,524
National Interstate Corp.                                  48,060          995,323
National Western Life Insurance Co., Cl. A                 10,870        2,003,885
OneBeacon Insurance Group Ltd.                            154,130        2,658,743
Platinum Underwriters Holdings Ltd.                       204,740        7,591,759
PMA Capital Corp., Cl. A(1)                               246,320        1,512,405
ProAssurance Corp.(1)                                     145,666        8,527,288
Safety Insurance Group, Inc.                              168,476        6,346,491
Seabright Insurance Holdings, Inc.                         82,520          908,545
StanCorp Financial Group, Inc.                            153,529        7,312,586
Unitrin, Inc.                                             271,770        7,623,149
Validus Holdings Ltd.                                     265,917        7,320,695
                                                                    --------------
                                                                       183,625,404
REAL ESTATE INVESTMENT TRUSTS--4.8%
Agree Realty Corp.                                         99,463        2,273,724
Associated Estates Realty Corp.                           104,390        1,439,538
Brandywine Realty Trust                                   165,100        2,015,871
CBL & Associates Properties, Inc.                         295,840        4,053,008


                   6 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Digital Realty Trust, Inc.                                483,060   $   26,181,852
Equity Lifestyle Properties, Inc.                          65,120        3,508,666
Extra Space Storage, Inc.                                 164,200        2,082,056
Hatteras Financial Corp.                                  622,220       16,034,609
Home Properties of New York, Inc.                         116,371        5,446,163
Hospitality Properties Trust                              182,980        4,382,371
Invesco Mortgage Capital, Inc.                             83,250        1,914,750
LaSalle Hotel Properties                                  764,011       17,801,456
Liberty Property Trust                                     30,030        1,019,218
LTC Properties, Inc.                                      304,433        8,237,957
Mack-Cali Realty Corp.                                    150,350        5,299,838
Mid-America Apartment Communities, Inc.                   630,849       32,671,669
Monmouth Real Estate Investment Corp., Cl. A              139,870        1,176,307
National Health Investors, Inc.                           115,800        4,488,408
Parkway Properties, Inc.                                   89,300        1,677,054
Pennsylvania Real Estate Investment Trust                 226,500        2,824,455
Starwood Property Trust, Inc.                             598,170       11,544,681
Tanger Factory Outlet Centers, Inc.                       412,620       17,808,679
Taubman Centers, Inc.                                      70,600        2,818,352
Walter Investment Management Corp.                        374,080        5,985,280
                                                                    --------------
                                                                       182,685,962
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.2%
Altisource Portfolio Solutions SA(1)                      124,785        2,795,184
Forestar Group, Inc.(1)                                   313,610        5,920,957
                                                                    --------------
                                                                         8,716,141
THRIFTS & MORTGAGE FINANCE--0.7%
First Defiance Financial Corp.                            124,650        1,261,458
First Niagara Financial Group, Inc.                       772,650       10,987,083
Flagstar Bancorp, Inc.(1)                               6,889,350        4,133,610
Northwest Bancshares, Inc.                                746,240        8,760,858
United Financial Bancorp., Inc.                           164,038        2,293,251
                                                                    --------------
                                                                        27,436,260
HEALTH CARE--15.2%
BIOTECHNOLOGY--1.5%
Acorda Therapeutics, Inc.(1)                              413,190       14,131,098
Cubist Pharmaceuticals, Inc.(1)                           285,940        6,445,088
Indevus Pharmaceuticals, Inc.(1)                           14,100              141
Martek Biosciences Corp.(1)                               323,972        7,292,610
PDL BioPharma, Inc.                                       846,740        5,258,255
Savient Pharmaceuticals, Inc.(1)                        1,521,700       21,988,565
Sinovac Biotech Ltd.(1)                                   521,230        3,080,469
                                                                    --------------
                                                                        58,196,226
HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
American Medical Systems Holdings, Inc.(1)                196,390        3,648,926
Atrion Corp.                                               17,806        2,546,970
Dexcom, Inc.(1)                                           477,453        4,645,618
Greatbatch, Inc.(1)                                       535,970       11,357,204


                   7 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Hill-Rom Holdings, Inc.                                   129,598   $    3,526,362
Integra LifeSciences Holdings(1)                          387,978       17,005,076
Invacare Corp.                                            252,895        6,711,833
Kensey Nash Corp.(1)                                      146,745        3,461,715
Kinetic Concepts, Inc.(1)                                 170,190        8,136,784
Masimo Corp.                                              275,270        7,308,419
Merit Medical Systems, Inc.(1)                            441,010        6,725,403
Natus Medical, Inc.(1)                                    491,829        7,824,999
NuVasive, Inc.(1)                                         366,610       16,570,772
Orthofix International NV(1)                              330,450       12,021,771
Quidel Corp.(1)                                           214,701        3,121,753
Sirona Dental Systems, Inc.(1)                             42,110        1,601,443
Steris Corp.                                              177,940        5,989,460
Symmetry Medical, Inc.(1)                                 385,620        3,871,625
Thoratec Corp.(1)                                         408,920       13,678,374
Utah Medical Products, Inc.                                35,030          985,394
Volcano Corp.(1)                                          596,760       14,417,722
Young Innovations, Inc.                                    38,230        1,076,557
                                                                    --------------
                                                                       156,234,180
HEALTH CARE PROVIDERS & SERVICES--6.1%
Allied Healthcare International, Inc.(1)                  342,599          931,869
Amedisys, Inc.(1)                                         137,545        7,595,235
America Service Group, Inc.                               149,370        2,403,363
American Dental Partners, Inc.(1)                          70,960          926,028
AMERIGROUP Corp.(1)                                        77,750        2,584,410
AMN Healthcare Services, Inc.(1)                          314,168        2,764,678
AmSurg Corp.(1)                                           354,765        7,659,376
Centene Corp.(1)                                          396,028        9,520,513
Chemed Corp.                                               35,800        1,946,804
Community Health Systems, Inc.(1)                          94,989        3,507,944
Continucare Corp.(1)                                      327,770        1,212,749
CorVel Corp.(1)                                            24,350          870,513
Emergency Medical Services LP, Cl. A(1)                   116,980        6,615,219
Ensign Group, Inc. (The)                                   62,005        1,074,547
Genoptix, Inc.(1)                                         520,651       18,477,904
Gentiva Health Services, Inc.(1)                          218,291        6,173,269
Health Management Associates, Inc., Cl. A(1)            3,226,773       27,750,248
HEALTHSOUTH Corp.(1)                                      223,898        4,186,893
Healthspring, Inc.(1)                                     305,593        5,378,437
Healthways, Inc.(1)                                       155,795        2,503,626
HMS Holdings Corp.(1)                                     339,830       17,327,932
InVentiv Health, Inc.(1)                                  272,107        6,111,523
Kindred Healthcare, Inc.(1)                               105,157        1,898,084
LHC Group, Inc.(1)                                        231,340        7,756,830


                   8 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
LifePoint Hospitals, Inc.(1)                              105,902   $    3,895,076
Lincare Holdings, Inc.(1)                                 246,248       11,051,610
Magellan Health Services, Inc.(1)                         178,011        7,739,918
MEDNAX, Inc.(1)                                           388,088       22,582,841
Metropolitan Health Networks, Inc.(1)                     466,830        1,507,861
Molina Healthcare, Inc.(1)                                275,469        6,933,555
Nighthawk Radiology Holdings, Inc.(1)                     352,490        1,120,918
NovaMed Eyecare, Inc.(1)                                  229,290          779,586
Odyssey Healthcare, Inc.(1)                               417,185        7,555,220
PharMerica Corp.(1)                                       260,737        4,750,628
PSS World Medical, Inc.(1)                                  7,420          174,444
Res-Care, Inc.(1)                                         174,700        2,094,653
Sun Healthcare Group, Inc.(1)                             499,662        4,766,775
Triple-S Management Corp., Cl. B(1)                       215,584        3,828,772
U.S. Physical Therapy, Inc.(1)                            138,779        2,414,755
Universal Health Services, Inc., Cl. B                     51,954        1,823,066
VCA Antech, Inc.(1)                                        82,819        2,321,417
Virtual Radiologic Corp.(1)                                74,910          824,010
                                                                    --------------
                                                                       233,343,099
HEALTH CARE TECHNOLOGY--1.0%
MedAssets, Inc.(1)                                        573,560       12,044,760
SXC Health Solutions Corp.(1)                             367,011       24,692,500
                                                                    --------------
                                                                        36,737,260
LIFE SCIENCES TOOLS & SERVICES--0.6%
Bruker Corp.(1)                                           355,820        5,212,763
Cambrex Corp.(1)                                          369,150        1,495,058
eResearch Technology, Inc.(1)                             598,036        4,132,429
Harvard Bioscience, Inc.(1)                               267,270        1,034,335
ICON plc, Sponsored ADR(1)                                172,190        4,545,816
Kendle International, Inc.(1)                             286,050        5,000,154
MDS, Inc.(1)                                              252,800        2,050,208
                                                                    --------------
                                                                        23,470,763
PHARMACEUTICALS--1.9%
Biovail Corp.                                             269,270        4,515,658
Endo Pharmaceuticals Holdings, Inc.(1)                    154,366        3,656,931
Hi-Tech Pharmacal Co., Inc.(1)                             86,850        1,922,859
K-V Pharmaceutical Co., Cl. A(1)                          466,930          821,797
King Pharmaceuticals, Inc.(1)                             396,401        4,661,676
Medicis Pharmaceutical Corp., Cl. A                       128,606        3,235,727
Par Pharmaceutical Cos., Inc.(1)                           79,520        1,972,096
Perrigo Co.                                               220,480       12,946,586
Questcor Pharmaceuticals, Inc.(1)                         961,250        7,911,088
Salix Pharmaceuticals Ltd.(1)                             591,590       22,036,728


                   9 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
PHARMACEUTICALS CONTINUED
Valeant Pharmaceuticals International, Inc.(1)            145,370   $    6,237,827
                                                                    --------------
                                                                        69,918,973
INDUSTRIALS--14.9%
AEROSPACE & DEFENSE--1.7%
BE Aerospace, Inc.(1)                                   1,311,677       39,940,565
Ceradyne, Inc.(1)                                         279,115        6,333,119
Cubic Corp.                                                88,580        3,188,880
DynCorp International, Inc., Cl. A(1)                     398,458        4,578,282
Triumph Group, Inc.                                       157,750       11,056,698
                                                                    --------------
                                                                        65,097,544
AIR FREIGHT & LOGISTICS--0.9%
Atlas Air Worldwide Holdings, Inc.(1)                      72,660        3,854,613
Hub Group, Inc., Cl. A(1)                               1,038,230       29,049,675
                                                                    --------------
                                                                        32,904,288
AIRLINES--0.5%
Allegiant Travel Co.(1)                                   101,382        5,865,963
Hawaiian Holdings, Inc.(1)                                647,697        4,773,527
Pinnacle Airlines Corp.(1)                                140,170        1,041,463
Republic Airways Holdings, Inc.(1)                        470,044        2,782,660
SkyWest, Inc.                                             298,660        4,264,865
                                                                    --------------
                                                                        18,728,478
BUILDING PRODUCTS--0.4%
Aaon, Inc.                                                134,102        3,033,387
Ameron International Corp.                                 68,176        4,287,589
Apogee Enterprises, Inc.                                  400,108        6,325,707
Gibraltar Industries, Inc.(1)                             139,770        1,762,500
Universal Forest Products, Inc.                            48,885        1,883,050
                                                                    --------------
                                                                        17,292,233
COMMERCIAL SERVICES & SUPPLIES--1.6%
American Reprographics Co.(1)                             589,692        5,289,537
ATC Technology Corp.(1)                                   258,157        4,429,974
Consolidated Graphics, Inc.(1)                             61,492        2,546,384
Courier Corp.                                              16,048          264,952
Deluxe Corp.                                              427,592        8,303,837
Ennis, Inc.                                               127,210        2,069,707
G&K Services, Inc., Cl. A                                 123,572        3,198,043
M&F Worldwide Corp.(1)                                     62,268        1,905,401
North American Galvanizing & Coating, Inc.(1)             216,560        1,204,074
R.R. Donnelley & Sons Co.                                 371,573        7,933,084
Sykes Enterprises, Inc.(1)                                142,085        3,245,221
United Stationers, Inc.(1)                                 32,900        1,936,165
Waste Connections, Inc.(1)                                513,320       17,432,347
                                                                    --------------
                                                                        59,758,726
CONSTRUCTION & ENGINEERING--1.3%
Baker (Michael) Corp.(1)                                  107,559        3,708,634


                   10 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
CONSTRUCTION & ENGINEERING CONTINUED
Comfort Systems USA, Inc.                                 474,320   $    5,924,257
Dycom Industries, Inc.(1)                                 542,552        4,758,181
EMCOR Group, Inc.(1)                                      320,790        7,901,058
Layne Christensen Co.(1)                                   31,200          833,352
Primoris Services Corp.                                   133,210        1,031,045
Sterling Construction Co., Inc.(1)                        114,640        1,802,141
Tutor Perini Corp.(1)                                   1,093,500       23,783,625
                                                                    --------------
                                                                        49,742,293
ELECTRICAL EQUIPMENT--2.2%
AZZ, Inc.                                                 144,589        4,894,338
China Sunergy Co. Ltd., ADR(1)                            581,814        2,333,074
Encore Wire Corp.                                         163,683        3,404,606
EnerSys, Inc.(1)                                          308,539        7,608,572
Generac Holdings, Inc.(1)                                 735,290       10,301,413
GT Solar International, Inc.(1)                           639,316        3,343,623
Harbin Electric, Inc.(1)                                  281,970        6,087,732
Hubbell, Inc., Cl. B                                      135,917        6,854,294
Jinpan International Ltd.                                 119,884        2,493,587
Powell Industries, Inc.(1)                                188,809        6,141,957
Regal-Beloit Corp.                                        275,960       16,394,784
Smith (A.O.) Corp.                                         93,080        4,893,216
Thomas & Betts Corp.(1)                                   211,389        8,294,904
                                                                    --------------
                                                                        83,046,100
INDUSTRIAL CONGLOMERATES--0.3%
Carlisle Cos., Inc.                                       204,850        7,804,785
Tredegar Corp.                                            322,370        5,506,080
                                                                    --------------
                                                                        13,310,865
MACHINERY--3.1%
Altra Holdings, Inc.(1)                                   144,706        1,986,813
American Railcar Industries, Inc.                          91,880        1,117,261
Ampco-Pittsburgh Corp.                                    121,970        3,027,295
Chart Industries, Inc.(1)                                 301,553        6,031,060
Colfax Corp.(1)                                           465,610        5,480,230
EnPro Industries, Inc.(1)                                 403,939       11,746,546
Force Protection, Inc.(1)                                 436,977        2,630,602
Freightcar America, Inc.                                  305,740        7,386,678
Gardner Denver, Inc.                                      480,489       21,160,736
Graco, Inc.                                               470,819       15,066,208
Harsco Corp.                                               70,170        2,241,230
Lincoln Electric Holdings, Inc.                            58,022        3,152,335
Oshkosh Corp.(1)                                           52,380        2,113,009
Timken Co.                                                157,230        4,718,472
Toro Co. (The)                                            151,697        7,458,941
Wabtec Corp.                                              457,550       19,272,006
Watts Water Technologies, Inc., Cl. A                      92,180        2,863,111
                                                                    --------------
                                                                       117,452,533


                   11 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
MARINE--0.2%
Diana Shipping, Inc.(1)                                   236,840   $    3,581,021
Safe Bulkers, Inc.                                        364,640        2,851,485
                                                                    --------------
                                                                         6,432,506
PROFESSIONAL SERVICES--1.0%
GP Strategies Corp.(1)                                    132,015        1,103,645
Korn-Ferry International(1)                               264,610        4,670,367
Resources Connection, Inc.(1)                             591,567       11,340,339
School Specialty, Inc.(1)                                 374,010        8,493,767
Towers Watson & Co., Cl. A                                 87,684        4,164,990
TrueBlue, Inc.(1)                                         336,222        5,211,441
VSE Corp.                                                  34,490        1,419,608
                                                                    --------------
                                                                        36,404,157
ROAD & RAIL--1.5%
Avis Budget Group, Inc.(1)                                726,744        8,357,556
Dollar Thrifty Automotive Group, Inc.(1)                  243,958        7,838,371
Genesee & Wyoming, Inc., Cl. A(1)                         267,400        9,123,688
Old Dominion Freight Line, Inc.(1)                        968,240       32,329,534
                                                                    --------------
                                                                        57,649,149
TRADING COMPANIES & DISTRIBUTORS--0.2%
Aircastle Ltd.                                            114,760        1,086,777
DXP Enterprises, Inc.(1)                                   76,044          971,082
Interline Brands, Inc.(1)                                  70,426        1,347,954
TAL International Group, Inc.                             128,200        2,561,436
WESCO International, Inc.(1)                               84,053        2,917,480
                                                                    --------------
                                                                         8,884,729
INFORMATION TECHNOLOGY--19.3%
COMMUNICATIONS EQUIPMENT--3.3%
Arris Group, Inc.(1)                                    2,218,070       26,639,021
Black Box Corp.                                           133,372        4,102,523
Blue Coat Systems, Inc.(1)                              1,650,626       51,235,431
Comtech Telecommunications Corp.(1)                       702,240       22,464,658
InterDigital, Inc.(1)                                     124,500        3,468,570
Ituran Location & Control Ltd.                             74,697        1,189,176
Oplink Communications, Inc.(1)                             83,016        1,539,117
Plantronics, Inc.                                         236,045        7,383,488
Polycom, Inc.(1)                                          155,330        4,749,991
Sierra Wireless, Inc.(1)                                  384,730        3,243,274
                                                                    --------------
                                                                       126,015,249
COMPUTERS & PERIPHERALS--0.9%
China Digital TV Holding Co. Ltd., ADR(1)                 163,750        1,201,925
Diebold, Inc.                                              62,350        1,980,236
QLogic Corp.(1)                                           432,850        8,786,855
Quantum Corp.(1)                                          307,550          808,857
Rimage Corp.(1)                                            58,150          840,849


                   12 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
COMPUTERS & PERIPHERALS CONTINUED
Synaptics, Inc.(1)                                        734,320   $   20,274,575
                                                                    --------------
                                                                        33,893,297
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.5%
Anixter International, Inc.(1)                             87,220        4,086,257
AVX Corp.                                                 137,200        1,948,240
Benchmark Electronics, Inc.(1)                            438,810        9,100,919
Celestica, Inc.(1)                                        249,150        2,723,210
Checkpoint Systems, Inc.(1)                                85,400        1,889,048
Cogent, Inc.(1)                                           211,120        2,153,424
Insight Enterprises, Inc.(1)                              386,822        5,554,764
Multi-Fineline Electronix, Inc.(1)                        266,004        6,852,263
PC Connection, Inc.(1)                                     38,113          236,301
PC Mall, Inc.(1)                                          144,370          730,512
Sanmina-SCI Corp.(1)                                       56,900          938,850
Spectrum Control, Inc.(1)                                 122,800        1,435,532
SYNNEX Corp.(1)                                           237,550        7,021,978
Tech Data Corp.(1)                                        195,352        8,185,249
TTM Technologies, Inc.(1)                                 432,926        3,844,383
Vishay Intertechnology, Inc.(1)                           190,000        1,943,700
                                                                    --------------
                                                                        58,644,630
INTERNET SOFTWARE & SERVICES--1.8%
DivX, Inc.(1)                                              86,610          620,128
EarthLink, Inc.                                           761,823        6,505,968
j2 Global Communications, Inc.(1)                         993,463       23,247,034
Perficient, Inc.(1)                                       116,000        1,307,320
Saba Software, Inc.(1)                                    248,450        1,229,828
SkillSoft plc, ADR(1)                                     188,900        1,949,448
Sohu.com, Inc.(1)                                          51,320        2,802,072
United Online, Inc.                                       571,408        4,274,132
ValueClick, Inc.(1)                                       600,221        6,086,241
VistaPrint NV(1)                                          325,447       18,631,841
Web.com Group, Inc.(1)                                     79,210          431,695
                                                                    --------------
                                                                        67,085,707
IT SERVICES--3.7%
Acxiom Corp.(1)                                           387,978        6,960,325
Broadridge Financial Solutions, Inc.                      363,326        7,767,910
CACI International, Inc., Cl. A(1)                        438,404       21,416,035
Cass Information Systems, Inc.                             11,060          344,519
Convergys Corp.(1)                                        446,106        5,469,260
CSG Systems International, Inc.(1)                        334,928        7,020,091
DST Systems, Inc.                                         147,773        6,125,191
Forrester Research, Inc.(1)                                77,110        2,318,698
Gartner, Inc.(1)                                          207,263        4,609,529


                   13 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
IT SERVICES CONTINUED
Global Cash Access, Inc.(1)                               561,128   $    4,584,416
iGate Corp.                                               155,214        1,510,232
Maximus, Inc.                                              31,900        1,943,667
Ness Technologies, Inc.(1)                                352,710        2,225,600
NeuStar, Inc., Cl. A(1)                                 1,072,406       27,024,631
Patni Computer Systems Ltd., ADR                          224,130        5,329,811
Satyam Computer Services Ltd., ADR(1)                     765,680        3,996,850
Syntel, Inc.                                               73,253        2,818,043
TeleTech Holdings, Inc.(1)                                451,289        7,708,016
Telvent GIT SA                                             98,780        2,840,913
TNS, Inc.(1)                                              162,030        3,613,269
Unisys Corp.(1)                                           149,910        5,230,360
Virtusa Corp.(1)                                          359,251        3,703,878
Wright Express Corp.(1)                                   166,328        5,009,799
                                                                    --------------
                                                                       139,571,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
Amkor Technology, Inc.(1)                                 142,870        1,010,091
Atheros Communications, Inc.(1)                           577,070       22,338,380
Cabot Microelectronics Corp.(1)                            52,500        1,986,075
Fairchild Semiconductor International, Inc., Cl. A(1)     187,100        1,992,615
Himax Technologies, Inc., ADR                             860,168        2,692,326
Integrated Silicon Solution, Inc.(1)                       65,600          692,080
Lattice Semiconductor Corp.(1)                            536,400        1,968,588
Mellanox Technologies Ltd.(1)                              83,170        1,960,317
Micrel, Inc.                                              408,468        4,354,269
Netlogic Microsystems, Inc.(1)                            755,680       22,239,662
Semtech Corp.(1)                                        1,192,491       20,785,118
Sigma Designs, Inc.(1)                                    237,482        2,785,664
Silicon Motion Technology Corp., ADR(1)                   158,970          710,596
Skyworks Solutions, Inc.(1)                             1,279,960       19,967,376
Tessera Technologies, Inc.(1)                             164,651        3,339,122
Varian Semiconductor Equipment Associates, Inc.(1)        634,219       21,005,333
                                                                    --------------
                                                                       129,827,612
SOFTWARE--4.7%
Actuate Corp.(1)                                          532,890        2,978,855
Blackboard, Inc.(1)                                       559,540       23,310,436
Changyou.com Ltd., ADR(1)                                  29,788          917,470
Compuware Corp.(1)                                        742,761        6,239,192
Concur Technologies, Inc.(1)                              287,090       11,773,561
Double-Take Software, Inc.(1)                             134,440        1,197,860
FactSet Research Systems, Inc.                            375,039       27,516,611
Fair Isaac Corp.                                          357,496        9,058,949
Fortinet, Inc.(1)                                          69,960        1,229,897
Giant Interactive Group, Inc., ADR(1)                     319,460        2,427,896


                   14 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
SOFTWARE CONTINUED
Henry (Jack) & Associates, Inc.                           126,027   $    3,032,210
JDA Software Group, Inc.(1)                                53,750        1,495,325
Manhattan Associates, Inc.(1)                             265,202        6,757,347
MICROS Systems, Inc.(1)                                    67,310        2,213,153
MicroStrategy, Inc., Cl. A(1)                              90,693        7,715,254
Monotype Imaging Holdings, Inc.(1)                        123,200        1,198,736
Net 1 UEPS Technologies, Inc.(1)                          426,660        7,846,277
NetScout Systems, Inc.(1)                                  53,350          789,047
Perfect World Co. Ltd.(1)                                 125,790        4,710,836
Pervasive Software, Inc.(1)                               180,100          911,306
Quest Software, Inc.(1)                                   405,100        7,206,729
S1 Corp.(1)                                               602,240        3,553,216
SonicWALL, Inc.(1)                                        415,789        3,613,206
Sybase, Inc.(1)                                           105,060        4,897,897
TIBCO Software, Inc.(1)                                 3,061,870       33,037,577
Websense, Inc.(1)                                         182,050        4,145,279
                                                                    --------------
                                                                       179,774,122
MATERIALS--5.0%
CHEMICALS--2.0%
Ashland, Inc.                                             155,990        8,231,592
Cabot Corp.                                                44,090        1,340,336
Cytec Industries, Inc.                                    359,801       16,817,099
Hawkins, Inc.                                             123,250        2,982,650
Innophos Holdings, Inc.                                   364,616       10,172,786
Innospec, Inc.(1)                                          68,960          783,386
KMG Chemicals, Inc.                                        78,820        1,385,656
Koppers Holdings, Inc.                                     20,064          568,212
LSB Industries, Inc.(1)                                   201,506        3,070,951
Minerals Technologies, Inc.                               132,533        6,870,511
NewMarket Corp.                                            43,250        4,454,318
Omnova Solutions, Inc.(1)                                 300,800        2,361,280
PolyOne Corp.(1)                                          462,030        4,731,187
Schulman (A.), Inc.                                       251,243        6,147,916
Stepan Co.                                                 38,280        2,139,469
W.R. Grace & Co.(1)                                       171,090        4,749,458
                                                                    --------------
                                                                        76,806,807
CONSTRUCTION MATERIALS--0.5%
Eagle Materials, Inc.                                     760,210       20,175,973
CONTAINERS & PACKAGING--1.1%
Boise, Inc.(1)                                            404,080        2,477,010
Bway Holding Co.(1)                                       180,900        3,636,090
Myers Industries, Inc.                                    252,307        2,644,177
Packaging Corp. of America                              1,039,190       25,574,466
Rock-Tenn Co., Cl. A                                      121,118        5,519,347
                                                                    --------------
                                                                        39,851,090


                   15 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
METALS & MINING--1.0%
Century Aluminum Co.(1)                                   583,700   $    8,031,712
Compass Minerals International, Inc.                      325,520       26,116,470
Mesabi Trust                                               66,920        1,636,863
Redcorp Ventures Ltd., Legend Shares(1, 2)              4,502,900           22,168
Worthington Industries, Inc.                              128,500        2,221,765
                                                                    --------------
                                                                        38,028,978
PAPER & FOREST PRODUCTS--0.4%
Buckeye Technologies, Inc.(1)                             393,120        5,142,010
Clearwater Paper Corp.(1)                                  66,459        3,273,106
Domtar Corp.(1)                                            33,630        2,166,108
Glatfelter                                                136,300        1,974,987
KapStone Paper & Packing Corp.(1)                         251,010        2,979,489
                                                                    --------------
                                                                        15,535,700
TELECOMMUNICATION SERVICES--0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES--0.3%
Atlantic Tele-Network, Inc.                                21,170          951,168
Cincinnati Bell, Inc.(1)                                2,323,360        7,922,658
Hickory Tech Corp.                                        116,050        1,024,722
Nortel Inversora SA, Sponsored ADR(1)                      66,450        1,329,000
                                                                    --------------
                                                                        11,227,548
WIRELESS TELECOMMUNICATION SERVICES--0.1%
NTELOS Holdings Corp.                                         900           16,011
USA Mobility, Inc.                                        376,736        4,773,245
                                                                    --------------
                                                                         4,789,256
UTILITIES--2.4%
ELECTRIC UTILITIES--0.7%
Companhia Paranaense de Energia-Copel, Sponsored ADR      416,540        8,530,739
El Paso Electric Co.(1)                                   212,370        4,374,822
Empresa Distribuidora y Comercializadora Norte SA,
ADR(1)                                                    134,210          948,865
UniSource Energy Corp.                                     24,300          763,992
Westar Energy, Inc.                                       585,810       13,063,563
                                                                    --------------
                                                                        27,681,981
ENERGY TRADERS--0.1%
Calpine Corp.(1)                                           40,600          482,734
Mirant Corp.(1)                                           406,910        4,419,043
                                                                    --------------
                                                                         4,901,777
GAS UTILITIES--0.7%
AGL Resources, Inc.                                       137,420        5,311,283
Atmos Energy Corp.                                        203,830        5,823,423
Chesapeake Utilities Corp.                                 23,590          702,982
Laclede Group, Inc. (The)                                  83,200        2,805,504
Nicor, Inc.                                                95,580        4,006,714
Southwest Gas Corp.                                       222,086        6,644,813
                                                                    --------------
                                                                        25,294,719
MULTI-UTILITIES--0.5%
Avista Corp.                                              193,501        4,007,406


                   16 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

                                                          Shares         Value
                                                        ---------   --------------
MULTI-UTILITIES CONTINUED
Integrys Energy Group, Inc.                                58,850   $    2,788,313
NorthWestern Corp.                                        499,112       13,381,193
                                                                    --------------
                                                                        20,176,912
WATER UTILITIES--0.4%
Aqua America, Inc.                                        831,140       14,603,130
                                                                    --------------
Total Common Stocks (Cost $2,979,571,096)                            3,739,293,388
INVESTMENT COMPANIES--1.3%
Apollo Investment Corp.                                   397,520        5,060,430
Ares Capital Corp.                                      1,216,967       18,059,790
BlackRock Kelso Capital Corp.                             343,760        3,423,850
Gladstone Investment Corp.                                206,020        1,232,000
Hercules Technology Growth Capital, Inc.                  443,537        4,697,057
JPMorgan U.S. Treasury Plus Money Market Fund, Agency
Shares, 0.00%(3, 4)                                        83,389           83,389
MCG Capital Corp.(1)                                      479,717        2,499,326
NGP Capital Resources Co.                                 136,310        1,161,361
Oppenheimer Institutional Money Market Fund, Cl. E,
0.15%(3, 5)                                             9,619,504        9,619,504
PennantPark Investment Corp.                              306,707        3,177,485
TICC Capital Corp.                                        235,670        1,553,040
                                                                    --------------
Total Investment Companies (Cost $42,170,088)                           50,567,232
TOTAL INVESTMENTS, AT VALUE (COST $3,021,741,184)            99.4%   3,789,860,620
Other Assets Net of Liabilities                               0.6       22,715,795
                                                        ---------   --------------
Net Assets                                                  100.0%  $3,812,576,415
                                                        =========   ==============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $22,168 or less than 0.005% of the Fund's net assets as of March 31, 2010.

(3.) Rate shown is the 7-day yield as of March 31, 2010.

(4.) Interest rate is less than 0.0005%.

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS         GROSS          SHARES
                                                     JUNE 30, 2009    ADDITIONS     REDUCTIONS   MARCH 31, 2010
                                                     -------------   -----------   -----------  ---------------
OFI Liquid Assets Fund, LLC                               166,725         41,455       208,180             --
Oppenheimer Institutional Money Market Fund, Cl. E    111,309,371    866,224,720   967,914,587      9,619,504

                                                        VALUE      INCOME
                                                     ----------   -------
OFI Liquid Assets Fund, LLC                          $       --   $    --(a)
Oppenheimer Institutional Money Market Fund, Cl. E    9,619,504    60,447
                                                     ----------   -------
                                                     $9,619,504   $60,447
                                                     ==========   =======

(a.) NET OF COMPENSATION TO THE SECURITIES LENDING AGENT AND REBATES PAID TO THE
     BORROWING COUNTERPARTIES.


                   17 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of March 31, 2010 based on valuation input level:

                                                     LEVEL 2--         LEVEL 3--
                                   LEVEL 1--           OTHER          SIGNIFICANT
                                  UNADJUSTED        SIGNIFICANT      UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS      INPUTS           VALUE
                                --------------   -----------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $  578,932,454          $--             $    --     $  578,932,454
   Consumer Staples                 99,598,931           --                  --         99,598,931
   Energy                          178,895,879           --                  --        178,895,879
   Financials                      703,376,491           --                  --        703,376,491
   Health Care                     577,900,360           --                 141        577,900,501
   Industrials                     566,703,601           --                  --        566,703,601
   Information Technology          734,811,660           --                  --        734,811,660
   Materials                       190,376,380           --              22,168        190,398,548
   Telecommunication Services       16,016,804           --                  --         16,016,804
   Utilities                        92,658,519           --                  --         92,658,519
Investment Companies                50,567,232           --                  --         50,567,232
                                --------------          ---             -------     --------------
Total Assets                    $3,789,838,311          $--             $22,309     $3,789,860,620
                                --------------          ---             -------     --------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.


                   18 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                   19 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As of March 31, 2010, there were no restrictions on the Fund's ability to withdraw investments from LAF at will. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

As of March 31, 2010, the Fund held no outstanding forward contracts.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $3,107,860,974
                                 ==============
Gross unrealized appreciation    $  744,493,974


                   20 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2010 (Unaudited)

Gross unrealized depreciation       (62,494,328)
                                 --------------
Net unrealized appreciation      $  681,999,646
                                 ==============


                   21 | Oppenheimer Main Street Small Cap Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 05/11/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/11/2010